FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

Interest rate risk management

In certain situations, we may enter into financial instruments to reduce the risk associated with fluctuations in interest rates. We have entered into swaps that convert floating rate interest obligations to fixed rates, which, from an economic perspective hedge, our interest rate exposure. We do not hold or issue instruments for speculative or trading purposes. The counterparties to such contracts are major banking and financial institutions. Credit risk exists to the extent that the counterparties are unable to perform under the contracts; however, we do not anticipate non-performance by any of our counterparties.

We manage our debt and capital lease portfolio with interest rate swap agreements in U.S. dollars to achieve an overall desired position of fixed and floating interest rates. Certain interest rate swap agreements qualify and are designated for accounting purposes as cash flow hedges. Accordingly, the net gains and losses have been reported in a separate component of accumulated other comprehensive income to the extent the hedges are effective. The amount recorded in accumulated other comprehensive income will subsequently be reclassified into earnings in the same period as the hedged items affect earnings.

Fair values

We recognize our fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on reliability of inputs used to determine fair value as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

The carrying value and estimated fair value of our financial instruments as of June 30, 2017 and December 31, 2016 are as follows:

		June 30, 2017		December 31, 2016
(in thousands of $)	Fair value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	301,486	301,486	65,710	65,710
Restricted cash	Level 1	138,051	138,051	162,415	162,415
High-Yield and 2015 Norwegian Bonds (1)	Level 1	186,422	181,022	300,452	293,484
2017 Norwegian Bonds (2)	Level 2	250,000	250,000	—	—
Long-term debt — floating (3)	Level 2	1,037,711	1,037,711	1,091,398	1,091,398
Obligations under capital leases (3)	Level 2	123,934	123,934	117,751	117,751

Derivatives:
Interest rate swaps asset (4) (5)	Level 2	6,461	6,461	8,194	8,194
Interest rate swaps liability (4) (5)	Level 2	7,564	7,564	6,143	6,143
Cross currency interest rate swap liability (6)	Level 2	17,266	17,266	81,454	81,454
Earn out units (7)	Level 2	14,500	14,500	15,000	15,000

(1) This pertains to bonds with a carrying value of $186.4 million and $300.5 million as of June 30, 2017 and December 31, 2016, respectively, which are included under long-term debt on the balance sheet. The fair value of the bonds as of June 30, 2017 was $181.0 million (2016: $293.5 million), which is 97.1% of their face value (2016: 97.7%).

(2) On February 15, 2017, we completed the issuance and sale of $250 million of the 2017 Norwegian Bonds which will mature in May 2021 and bear interest at a rate of 3-month LIBOR plus 6.25%. We subsequently entered into an economic hedge interest rate swap to reduce the risk associated with fluctuations in interest rates by converting the floating rate of the interest obligation under the 2017 Norwegian Bonds to an all-in fixed rate of 8.194%.

(3) Our long-term debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets. The long term debt is presented gross of deferred financing cost of $19.3 million as of June 30, 2017 (2016: $17.1 million).

(4) Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

(5) The fair value/carrying value of interest rate swap agreements (excluding the cross currency interest rate swap described in footnote 6) that qualify and are designated as cash flow hedges as of June 30, 2017 and December 31, 2016 was a net asset of $0.1 million (with a notional amount of $77.5 million) and a net liability of $0.1 million (with a notional amount of $82.5 million), respectively. The expected maturity of the remaining designated interest rate agreement is February 2018.

(6) In order to hedge our exposure to currency fluctuations under our 2012 High-Yield Bonds, we entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. As of June 30, 2017, NOK 996 million of the 2012 High-Yield Bonds had been repurchased and the corresponding share of the cross currency swap terminated. Accordingly, we ceased hedge accounting effective from January 1, 2017.

(7) This relates to the Earn Out units issued in connection with the IDR reset transaction in October 2016. The fair value of the Earn Out units was determined using a Monte-Carlo simulation method.  This simulation was performed within the Black Scholes option pricing model then solved via an iterative process by applying the Newton-Raphson method for the fair value of the earn out units, such that the price of a unit output by the Monte Carlo simulation equaled the price observed in the market.  The method took into account the historical volatility, dividend yield as well as the share price of the Golar Partner common units as of the IDR reset date and at balance sheet date.

As of June 30, 2017, the following are the details of our cross currency interest rate swap:

Instrument (in thousands of $, unless otherwise indicated)	Notional amount		Maturity date	Rate	Fair value asset/(liability)
	In NOK	In USD
Cross currency interest rate swap	304,000	53,128	Oct 2017	6.485%	(17,266)

As of June 30, 2017, NOK 996 million of the 2012 High-Yield Bonds had been repurchased and the corresponding share of the cross currency swap terminated. Accordingly, we ceased hedge accounting of the cross currency interest rate swap effective from January 1, 2017. Consequently, the net loss of $5.0 million included in our accumulated other comprehensive loss in respect of the cross currency interest rate swap previously designated as a cash flow hedge was reclassified into earnings in the six months ended June 30, 2017.

The carrying values of accounts receivable, accounts payable and accrued liabilities, excluded from the table above, approximate fair values because of the short term maturity of these instruments.

The credit exposure of interest rate swap agreements is represented by the fair value of contracts with a positive fair value at the end of each period, reduced by the effects of master netting agreements. It is our policy to enter into master netting agreements with the counterparties to derivative financial instrument contracts, which give us the legal right to discharge all or a portion of amounts owed to that counterparty by offsetting them against amounts that the counterparty owes to us.

	June 30, 2017			December 31, 2016
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	6,461	(4,047)	2,414	8,194	(4,194)	4,000
Total liability derivatives	7,564	(4,047)	3,517	6,143	(4,194)	1,949

The cross currency interest rate swap has a credit support arrangement that requires us to provide cash collateral in the event that the market valuation drops below a certain level. Since the market valuation has fallen below this level, we have provided $4.4 million of cash collateral as of June 30, 2017.

The fair value measurement of an asset or a liability must reflect the non-performance of the entity. Therefore, the impact of our credit worthiness has also been factored into the fair value measurement of the derivative instruments in a liability position.

As of June 30, 2017, we have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below. The summary also includes those that are designated as cash flow hedges:

Instrument (in thousands of $)	Notional amount		Maturity Dates			Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	1,358,526	(1)	Feb 2018	to	Nov 2023	1.070%	to	2.44%
(1) This excludes the nominal value of the cross currency interest rate swap of $17.3 million described above.

As of June 30, 2017, the notional principal amount of the swap agreements relating to the debt and capital lease obligations outstanding was $1,358.5 million (December 31, 2016: $1,131.7 million).